Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of carrying value of the property, plant and equipment

Cost	Leasehold improvements	Furniture and fixtures	Demonstration Plant	Aqualung	Land	Total
June 30, 2023	$143	$9	$19,500	$1,341	$—	$20,993
Additions	—	45	—	50	708	803
Deconsolidation	—	—	—	—	(708)	(708)
June 30, 2024	$143	$54	$19,500	$1,391	$—	$21,088
Additions	—	10	—	—	—	10
Change in decommissioning provision	—	—	472	—	—	472
December 31, 2024	$143	$64	$19,972	$1,391	$—	$21,570
Accumulated amortization
June 30, 2023	$(5)	$(1)	$(18,900)	$—	$—	$(18,906)
Amortization	(37)	(8)	—	(623)	—	(668)
June 30, 2024	$(42)	$(9)	$(18,900)	$(623)	$—	$(19,574)
Amortization	(28)	(12)	—	(325)	—	(365)
December 31, 2024	$(70)	$(21)	$(18,900)	$(948)	$—	$(19,939)
Net book value
June 30, 2024	$101	$45	$600	$768	$—	$1,514
December 31, 2024	$73	$43	$1,072	$443	$—	$1,631